Convertible Debentures (Tables)	12 Months Ended
Jan. 31, 2023
Schedule of convertible debentures
Convertible Debentures $

Balance, January 31, 2020	–
Proceeds from issuances of convertible debentures	800,000
Transfer of conversion component to equity	(12,671)
Repayment	(200,000)
Conversion to common shares	(100,000)
Accretion	12,671

Balance, January 31, 2021	500,000
Repayment	(250,000)
Debt modification	(56,264)
Accretion and interest	44,144

Balance, January 31, 2022	237,880
Debt modification	197,205
Accretion and interest	50,247
Conversion to common shares (Note 12(b))	(485,332)

Balance, January 31, 2023	–